FINANCIAL SERVICES - Financing Receivable Sales Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Receivables [Abstract]
Financing receivables sold	$ 683	$ 321